Finance Result (Details) - EUR (€) € in Thousands		12 Months Ended
	Mar. 30, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance Result
Finance income		€ 62,326	€ 33,859	€ 11,551
Finance cost from Senior Unsecured Notes		(177,482)	(181,149)	(104,944)
Finance cost from senior debt		(257,350)	(161,466)	(111,719)
Finance costs from other financial liabilities		(73,533)	(81,914)
Capitalized interest		36,892	25,184	18,636
Finance lease expenses		(44,587)	(45,198)	(35,786)
Other finance costs		(80,804)	(33,780)	(33,889)
Finance costs		(596,864)	(478,323)	(267,702)
Finance cost from sale of receivables		(24,993)	(18,201)	(10,292)
Change in fair value of financial instruments		1,459	11,999	246
Exchange differences		(16,386)	7,725	(11,602)
Finance result		(574,458)	(442,941)	€ (277,799)
Finance costs from other financial liabilities		€ 73,533	€ 81,914
Minimum
Finance Result
Capitalized interest rate (as a percent)		6.03%	4.43%
Maximum
Finance Result
Capitalized interest rate (as a percent)		6.79%	5.44%
Shanghai RAAS Blood Products Co., Ltd.
Finance Result
Change in fair value of financial instruments	€ 56,526